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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ];    Amendment Number:___
       This Amendment(Check only one):        [  ] is a restatement
                                              [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Firsthand Capital Management, Inc.
Address:   125 South Market
           Suite 1200
           San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin M. Landis
Title:     President
Phone:     (408) 294-2200

Signature, Place, and Date of Signing

            /s/ Kevin M. Landis        San Jose, California           02/11/03
            -------------------        --------------------           --------
            [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                -----------------
Form 13F Information Table Entry Total:                154
                                                -----------------
Form 13F Information Table Value Total:         $      703,075.37
                                                -----------------
                                                   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                 FIRSTHAND CAPITAL MANAGEMENT, INC.
                                                              FORM 13F
                                                           as of 12/31/02

                                                                  VALUE   SHARES/ SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                           Common Stock  755111507  44,210.90 1437753 SH          SOLE             1437753
Synopsys, Inc.                         Common Stock  871607107  28,374.96  614842 SH          SOLE              614842
SanDisk Corp.                          Common Stock  80004C101  27,760.76 1367525 SH          SOLE             1367525
Zoran Corp.                            Common Stock  98975F101  24,371.45 1732157 SH          SOLE             1732157
Legato Systems, Inc.                   Common Stock  524651106  23,668.16 4705400 SH          SOLE             4705400
Adobe Systems, Inc.                    Common Stock  00724F101  22,296.10  899000 SH          SOLE              899000
Websense, Inc.                         Common Stock  947684106  20,981.84  982250 SH          SOLE              982250
Motorola, Inc.                         Common Stock  620076109  17,308.65 2001000 SH          SOLE             2001000
STMicroelectronics N.V. - ADR          Common Stock  861012102  16,480.68  844730 SH          SOLE              844730
UTStarcom, Inc.                        Common Stock  918076100  16,067.55  810265 SH          SOLE              810265
Wind River Systems, Inc.               Common Stock  973149107  15,037.16 3667600 SH          SOLE             3667600
Anaren, Inc.                           Common Stock   32744104  14,304.14 1625470 SH          SOLE             1625470
Concord Communications, Inc.           Common Stock  206186108  12,840.42 1428300 SH          SOLE             1428300
Western Digital Corp.                  Common Stock  958102105  12,652.20 1980000 SH          SOLE             1980000
Aeroflex, Inc.                         Common Stock    7768104  12,635.00 1831160 SH          SOLE             1831160
Corning, Inc.                          Common Stock  219350105  12,307.50 3718278 SH          SOLE             3718278
Stratex Networks, Inc.                 Common Stock  23322L106  10,739.70 4859591 SH          SOLE             4859591
Applied Micro Circuits Corp.           Common Stock  03822W109  10,700.63 2899900 SH          SOLE             2899900
Lexar Media, Inc.                      Common Stock  52886P104  10,061.53 1604710 SH          SOLE             1604710
TriQuint Semiconductor, Inc.           Common Stock  89674K103   9,889.38 2332400 SH          SOLE             2332400
Tekelec, Inc.                          Common Stock  879101103   9,764.48  934400 SH          SOLE              934400
Skyworks Solutions, Inc.               Common Stock  83088M102   9,754.95 1131665 SH          SOLE             1131665
SunGard Data Systems, Inc.             Common Stock  867363103   8,839.71  375200 SH          SOLE              375200
Network Associates Technology, Inc.    Common Stock  640938106   8,617.80  535600 SH          SOLE              535600
GlobespanVirata, Inc.                  Common Stock  37957V106   8,315.94 1885700 SH          SOLE             1885700
eBay, Inc.                             Common Stock  278642103   7,927.14  116885 SH          SOLE              116885
PMC-Sierra, Inc.                       Common Stock  69344F106   7,298.00 1312590 SH          SOLE             1312590
Powerwave Technologies, Inc.           Common Stock  739363109   7,096.28 1314125 SH          SOLE             1314125
Enterasys Networks, Inc.               Common Stock  293637104   6,892.39 4418200 SH          SOLE             4418200

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QUALCOMM, Inc.                         Common Stock  747525103   6,628.66  182156 SH          SOLE              182156
FLIR Systems, Inc.                     Common Stock  302445101   6,602.64  135300 SH          SOLE              135300
Herley Industries, Inc.                Common Stock  427398102   6,482.74  372400 SH          SOLE              372400
AOL Time Warner, Inc.                  Common Stock  00184A105   6,359.07  485425 SH          SOLE              485425
Electronic Arts, Inc.                  Common Stock  285512109   6,242.90  125435 SH          SOLE              125435
Hyperion Solutions                     Common Stock  44914M104   6,240.38  243100 SH          SOLE              243100
Taiwan Semiconductor Manufacturing
  Co. - ADR                            ADR           874039100   6,216.82  881819 SH          SOLE              881819
Microsoft Corp.                        Common Stock  594918104   6,200.79  119938 SH          SOLE              119938
Oracle Corp.                           Common Stock  68389X105   6,151.50  569583 SH          SOLE              569583
NetScreen Technologies, Inc.           Common Stock  64117V107   5,971.89  354625 SH          SOLE              354625
BEA Systems, Inc.                      Common Stock   73325102   5,783.37  504217 SH          SOLE              504217
Altera Corp.                           Common Stock   21441100   5,559.51  450893 SH          SOLE              450893
Riverstone Networks, Inc.              Common Stock  769320102   5,423.79 2558393 SH          SOLE             2558393
Genesis Microchip, Inc.                Common Stock  37184C103   5,030.88  385508 SH          SOLE              385508
Kopin Corp.                            Common Stock  500600101   5,022.75 1281315 SH          SOLE             1281315
Agilent Technologies, Inc.             Common Stock  00846U101   4,855.36  270343 SH          SOLE              270343
Symantec Corp.                         Common Stock  871503108   4,590.19  113310 SH          SOLE              113310
BioMarin Pharmaceutical, Inc.          Common Stock  09061G101   4,408.37  625300 SH          SOLE              625300
Intrado, Inc.                          Common Stock  46117A100   4,111.25  419515 SH          SOLE              419515
Texas Instruments, Inc.                Common Stock  882508104   3,942.98  262690 SH          SOLE              262690
McData Corp.                           Common Stock  580031102   3,679.99  523470 SH          SOLE              523470
Intel Corp.                            Common Stock  458140100   3,594.19  230841 SH          SOLE              230841
Flextronics International, Ltd.        Common Stock  Y2573F102   3,570.15  435916 SH          SOLE              435916
EMC Corp.                              Common Stock  268648102   3,516.02  572642 SH          SOLE              572642
Celeritek, Inc.                        Common Stock  150926103   3,477.85  522200 SH          SOLE              522200
PeopleSoft, Inc.                       Common Stock  712713106   3,477.00  190000 SH          SOLE              190000
Nokia Corp. - ADR                      ADR           654902204   3,389.34  218667 SH          SOLE              218667
CIENA Corp.                            Common Stock  171779101   3,316.33  645200 SH          SOLE              645200
Electronics For Imaging                Common Stock  286082102   3,252.20  200000 SH          SOLE              200000
International Business Machines Corp.  Common Stock  459200101   3,209.66   41415 SH          SOLE               41415
ITT Industries, Inc.                   Common Stock  450911102   3,186.23   52500 SH          SOLE               52500
Virage Logic Corp.                     Common Stock  92763R104   3,183.52  317400 SH          SOLE              317400
Anteon International Corp              Common Stock  3.67E+111   3,182.40  132600 SH          SOLE              132600
Xilinx, Inc.                           Common Stock  983919101   3,091.44  150070 SH          SOLE              150070
Verint Systems, Inc.                   Common Stock  92343X100   3,027.00  150000 SH          SOLE              150000
TeleCommunication Systems, Inc. - A    Common Stock  87929J103   2,962.58 1473920 SH          SOLE             1473920
Microtune, Inc.                        Common Stock  59514P109   2,886.72  922275 SH          SOLE              922275

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Raindance Communications, Inc.         Common Stock  75086X106   2,803.96  868100 SH          SOLE              868100
Concurrent Computer Corp.              Common Stock  206710204   2,788.99  968400 SH          SOLE              968400
Magma Design Automation, Inc.          Common Stock  559181102   2,732.11  285189 SH          SOLE              285189
SpectraLink Corp.                      Common Stock  847580107   2,557.90  356700 SH          SOLE              356700
TranSwitch Corp.                       Common Stock  894065101   2,544.48 3693000 SH          SOLE             3693000
Abgenix, Inc.                          Common Stock  00339B107   2,542.65  345000 SH          SOLE              345000
Cox Communications, Inc. - A           Common Stock  224044107   2,303.67   81115 SH          SOLE               81115
@ Road, Inc.                           Common Stock  04648K105   2,239.29  542200 SH          SOLE              542200
ASML Holding N.V.                      Common Stock  N07059111   2,167.83  259310 SH          SOLE              259310
PEC Solutions, Inc.                    Common Stock  705107100   2,129.33   71215 SH          SOLE               71215
Sealed Air Corp.                       Common Stock  81211K100   2,114.91   56700 SH          SOLE               56700
ARM Holdings plc- ADR                  ADR            42068106   2,049.28  779195 SH          SOLE              779195
OmniVision Technologies, Inc.          Common Stock  682128103   2,042.29  150500 SH          SOLE              150500
Applied Materials, Inc.                Common Stock   38222105   1,981.02  152035 SH          SOLE              152035
Three-Five Systems, Inc.               Common Stock  88554L108   1,935.00  300000 SH          SOLE              300000
Macromedia, Inc.                       Common Stock  556100105   1,810.50  170000 SH          SOLE              170000
L-3 Communications Holdings, Inc.      Common Stock  502424104   1,796.40   40000 SH          SOLE               40000
ViaSat, Inc.                           Common Stock  92552V100   1,780.62  154300 SH          SOLE              154300
Mercury Interactive Corp.              Common Stock  589405109   1,779.00   60000 SH          SOLE               60000
Read-Rite Corp.                        Common Stock  755246105   1,732.50 4950000 SH          SOLE             4950000
ChipPAC, Inc.                          Common Stock  169657103   1,722.14  485109 SH          SOLE              485109
REMEC, Inc.                            Common Stock  759543101   1,707.20  440000 SH          SOLE              440000
ActivCard S.A.                         Common Stock  00505N109   1,698.03  198600 SH          SOLE              198600
Internet Security Systems, Inc.        Common Stock  46060X107   1,690.03   92200 SH          SOLE               92200
Concord EFS, Inc.                      Common Stock  206197105   1,644.36  104470 SH          SOLE              104470
AT&T Corp.                             Common Stock    1957505   1,613.57   61799 SH          SOLE               61799
KLA-Tencor Corp.                       Common Stock  482480100   1,592.04   45011 SH          SOLE               45011
SAP AG - ADR                           ADR           803054204   1,583.01   81180 SH          SOLE               81180
CACI International, Inc. - A           Common Stock  127190304   1,464.80   41100 SH          SOLE               41100
Manhattan Associates, Inc.             Common Stock  526750109   1,417.23   59900 SH          SOLE               59900
Nassda Corp.                           Common Stock  63172M101   1,358.18  124035 SH          SOLE              124035
Artisan Components, Inc.               Common Stock   42923102   1,351.67   87600 SH          SOLE               87600
ANADIGICS, Inc.                        Common Stock   32515108   1,341.60  520000 SH          SOLE              520000
Precise Software Solutions Ltd.        Common Stock  M41450103   1,320.80   80000 SH          SOLE               80000
EarthLink, Inc.                        Common Stock  270321102   1,316.72  241600 SH          SOLE              241600
Gemstar-TV Guide International, Inc.   Common Stock  36866W106   1,291.53  397395 SH          SOLE              397395
CheckFree Corp.                        Common Stock  162813109   1,280.08   80000 SH          SOLE               80000

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United Microelectronics Corp. - ADR    ADR           910873207   1,277.44  380190 SH          SOLE              380190
Teradyne, Inc.                         Common Stock  880770102   1,227.69   94365 SH          SOLE               94365
Stratos Lightwave, Inc.                Common Stock  863100202   1,196.68  272034 SH          SOLE              272034
Rational Software Corp.                Common Stock  75409P202   1,139.73  109695 SH          SOLE              109695
Medarex, Inc.                          Common Stock  583916101   1,106.00  280000 SH          SOLE              280000
Numerical Technologies, Inc.           Common Stock  67053T101   1,072.60  310000 SH          SOLE              310000
Retalix Limited                        Common Stock  M7945W108     996.51  110600 SH          SOLE              110600
Amkor Technology, Inc.                 Common Stock   31652100     978.18  205500 SH          SOLE              205500
Comcast Corp. - Special CL A           Common Stock  200300200     973.76   43106 SH          SOLE               43106
Alvarion, Ltd.                         Common Stock    2567075     965.29  516200 SH          SOLE              516200
Amazon.com, Inc.                       Common Stock   23135106     944.50   50000 SH          SOLE               50000
Finisar Corp.                          Common Stock  31787A101     874.87  920915 SH          SOLE              920915
Fair, Isaac and Company, Inc.          Common Stock  303250104     854.00   20000 SH          SOLE               20000
NHC Communications, Inc.               Foreign       628937104     803.95 1000000 SH          SOLE             1000000
Liberty Media Corp. - A                Common Stock  530718105     767.61   85862 SH          SOLE               85862
Metro One Telecommunications           Common Stock  59163F105     766.68  118865 SH          SOLE              118865
Microchip Technology, Inc.             Common Stock  595017104     753.55   30820 SH          SOLE               30820
NetIQ Corp.                            Common Stock  64115P102     747.18   60500 SH          SOLE               60500
Harmonic, Inc.                         Common Stock  413160102     744.13  323535 SH          SOLE              323535
CNET Networks, Inc.                    Common Stock  12613R104     692.13  255400 SH          SOLE              255400
Yahoo!, Inc.                           Common Stock  984332106     572.25   35000 SH          SOLE               35000
O2 Micro International Ltd.            Common Stock  G6797E106     565.44   58000 SH          SOLE               58000
Digital Insight Corp.                  Common Stock  25385P106     564.85   65000 SH          SOLE               65000
Take-Two Interactive Software Inc      Common Stock  874054109     561.76   23915 SH          SOLE               23915
Roxio, Inc.                            Common Stock  780008108     554.75  116300 SH          SOLE              116300
The News Corp. Ltd.                    Common Stock  652487703     525.00   20000 SH          SOLE               20000
VeriSign, Inc.                         Common Stock  9.23E+106     501.25   62500 SH          SOLE               62500
Drexler Technology Corp                Common Stock  261876106     497.70   39500 SH          SOLE               39500
Saba Software, Inc.                    Common Stock  784932105     461.74  435600 SH          SOLE              435600
FreeMarkets, Inc.                      Common Stock  356602102     450.73   70000 SH          SOLE               70000
Certegy, Inc.                          Common Stock  156880106     429.63   17500 SH          SOLE               17500
PDF Solutions, Inc.                    Common Stock  693282105     401.94   58000 SH          SOLE               58000
Business Objects SA - ADR              ADR           12328X107     375.00   25000 SH          SOLE               25000
Samsung Electronics Co., Ltd. - GDR    GDR           796050888     359.78    2700 SH          SOLE                2700
ARRIS Group, Inc.                      Common Stock  04269Q100     359.14  100600 SH          SOLE              100600
Ceragon Networks Ltd.                  Common Stock    2616148     319.08  265900 SH          SOLE              265900
General Motors Corp.- Class H          Common Stock  370442832     317.79   29700 SH          SOLE               29700

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ILOG SA - ADR                          Common Stock  452360100     283.56   41700 SH          SOLE               41700
Vastera, Inc.                          Common Stock  92239N109     245.82   43500 SH          SOLE               43500
SkillSoft PLC - ADR                    Common Stock  83170A206     195.31   71022 SH          SOLE               71022
SonicWALL, Inc.                        Common Stock  835470105     181.50   50000 SH          SOLE               50000
Drugstore.com, Inc.                    Common Stock  262241102     174.48   72700 SH          SOLE               72700
Silicon Image, Inc.                    Common Stock  82705T102     172.32   28720 SH          SOLE               28720
Retek, Inc.                            Common Stock  76128Q109     170.82   62800 SH          SOLE               62800
J.D. Edwards & Co.                     Common Stock  281667105     160.46   14225 SH          SOLE               14225
Semiconductor HOLDRs Trust             ADR           816636203     152.84    6900 SH          SOLE                6900
Inet Technologies, Inc.                Common Stock  45662V105     152.50   25000 SH          SOLE               25000
FEI Company                            Common Stock  30241L109     118.65    7760 SH          SOLE                7760
Extreme Networks, Inc.                 Common Stock  30226D106      65.35   19985 SH          SOLE               19985
Genuity, Inc. - A                      Common Stock  3.72E+206      41.18  457600 SH          SOLE              457600
Agere Systems, Inc.                    Common Stock  00845V100      11.71   12870 SH          SOLE               12870

                                                     154       703,075.37
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